Trade Notes and Accounts Receivable, Net - Movements of Allowance for Doubtful Accounts (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [Line Items]
Add: Provision for doubtful accounts	$ 578	$ 943	$ 480
Trade notes and accounts receivable [Member]
Disclosure of financial assets [Line Items]
Beginning balance	1,773	1,334	1,049
Add: Provision for doubtful accounts	578	943	480
Deduct: Amounts written off	(234)	(504)	(195)
Ending balance	2,117	1,773	1,334
Trade notes and accounts receivable [Member] | Individually assessed for impairment [Member]
Disclosure of financial assets [Line Items]
Beginning balance	805	364	276
Add: Provision for doubtful accounts	535	715	88
Deduct: Amounts written off	(15)	(274)	0
Ending balance	1,325	805	364
Trade notes and accounts receivable [Member] | Collectively assessed for impairment [Member]
Disclosure of financial assets [Line Items]
Beginning balance	968	970	773
Add: Provision for doubtful accounts	43	228	392
Deduct: Amounts written off	(219)	(230)	(195)
Ending balance	$ 792	$ 968	$ 970